Classification of Financial Instruments - Schedule of Accounting Classification of Class of Financial Liabilities, Together with their Carrying Values and Market Values (Detail) - GBP (£)
£ in Millions
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Financial liabilities	£ (1,785)	£ (2,043)
Total market value	(1,816)	(2,095)
Derivative financial instruments [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(34)	(52)
Total market value	(34)	(52)
Trade payables [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(351)	(340)
Total market value	(351)	(340)
Bank loans and overdrafts [member]
Disclosure of financial liabilities [line items]
Financial liabilities	0	(3)
Total market value	0	(3)
Borrowings [member] | In less than one year [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(155)	(251)
Total market value	(155)	(249)
Borrowings [member] | More than 12 months past due date [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(1,245)	(1,397)
Total market value	(1,276)	(1,451)
Financial liabilities derivatives in hedging relationship [member] | Financial liabilities at fair value [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(22)	(22)
Financial liabilities derivatives in hedging relationship [member] | Derivative financial instruments [member] | Financial liabilities at fair value [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(22)	(22)
Other Financial Liability [member] | Financial liabilities at amortised cost [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(1,751)	(1,991)
Other Financial Liability [member] | Trade payables [member] | Financial liabilities at amortised cost [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(351)	(340)
Other Financial Liability [member] | Bank loans and overdrafts [member] | Financial liabilities at amortised cost [member]
Disclosure of financial liabilities [line items]
Financial liabilities	0	(3)
Other Financial Liability [member] | Borrowings [member] | Financial liabilities at amortised cost [member] | In less than one year [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(155)	(251)
Other Financial Liability [member] | Borrowings [member] | Financial liabilities at amortised cost [member] | More than 12 months past due date [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(1,245)	(1,397)
FVTPL [member] | Financial liabilities at fair value [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(12)	(30)
FVTPL [member] | Derivative financial instruments [member] | Financial liabilities at fair value [member]
Disclosure of financial liabilities [line items]
Financial liabilities	£ (12)	£ (30)